Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
January 31, 2025
CAF-NPRT1-0425
1.813030.120
Common Stocks - 96.9%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Biotechnology - 0.1%
Galapagos NV ADR (b)(c)	354,700	8,158,100
Pharmaceuticals - 0.6%
UCB SA	200,700	39,184,403
TOTAL BELGIUM		47,342,503
BRAZIL - 1.2%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	34,800	66,892,212
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	1,974,200	18,340,318
TOTAL BRAZIL		85,232,530
CANADA - 1.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	291,500	27,584,543
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd (United States)	2,300,500	69,820,175
TOTAL CANADA		97,404,718
CHINA - 3.2%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	1,046,500	55,061,826
Consumer Discretionary - 2.4%
Automobiles - 0.7%
BYD Co Ltd H Shares	1,313,500	46,156,874
Broadline Retail - 0.4%
PDD Holdings Inc Class A ADR (b)	271,300	30,361,183
Hotels, Restaurants & Leisure - 1.3%
Meituan B Shares (b)(d)(e)	1,705,400	32,458,123
Trip.com Group Ltd ADR (b)	791,200	55,518,504
		87,976,627
TOTAL CONSUMER DISCRETIONARY		164,494,684

TOTAL CHINA		219,556,510
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	114,500	8,913,850
GERMANY - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BioNTech SE ADR (b)	256,800	31,784,136
ISRAEL - 0.6%
Health Care - 0.6%
Biotechnology - 0.0%
Gamida Cell Ltd (f)	2,169,053	22
Gamida Cell Ltd warrants 4/21/2028 (b)(f)	317,400	3
		25
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (b)	2,363,300	41,901,309
TOTAL ISRAEL		41,901,334
JAPAN - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	483,600	20,850,434
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
BE Semiconductor Industries NV	353,500	45,730,096
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
eMemory Technology Inc	49,000	4,802,893
Taiwan Semiconductor Manufacturing Co Ltd ADR	315,000	65,935,800

TOTAL TAIWAN		70,738,693
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	158,900	5,224,632
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	356,200	17,770,818
TOTAL UNITED KINGDOM		22,995,450
UNITED STATES - 87.0%
Communication Services - 7.6%
Entertainment - 1.2%
Live Nation Entertainment Inc (b)	256,000	37,038,080
ROBLOX Corp Class A (b)	674,700	47,950,929
		84,989,009
Interactive Media & Services - 6.4%
Alphabet Inc Class A	1,058,640	215,983,733
Alphabet Inc Class C	595,520	122,438,912
Epic Games Inc (b)(f)(g)	4,584	3,110,290
Meta Platforms Inc Class A	144,800	99,793,264
		441,326,199
Consumer Discretionary - 9.6%
Broadline Retail - 5.7%
Amazon.com Inc (b)	1,658,260	394,135,237
Savers Value Village Inc (b)(c)	495,100	5,515,414
		399,650,651
Diversified Consumer Services - 0.4%
Duolingo Inc Class A (b)	37,000	13,467,630
Service Corp International/US	151,900	11,866,428
		25,334,058
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (b)	543,700	71,317,129
Kura Sushi USA Inc Class A (b)(c)	159,575	12,766,000
Starbucks Corp	267,300	28,782,864
		112,865,993
Household Durables - 0.5%
TopBuild Corp (b)	100,700	34,507,876
Specialty Retail - 1.4%
Floor & Decor Holdings Inc Class A (b)	147,500	14,764,750
Lowe's Cos Inc	326,900	85,007,076
		99,771,826
TOTAL CONSUMER DISCRETIONARY		672,130,404

Consumer Staples - 2.4%
Beverages - 0.6%
Constellation Brands Inc Class A	243,000	43,934,400
Personal Care Products - 1.8%
Estee Lauder Cos Inc/The Class A	963,800	80,409,834
Kenvue Inc	2,004,700	42,680,063
		123,089,897
TOTAL CONSUMER STAPLES		167,024,297

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (b)	586,900	21,903,108
Cheniere Energy Inc	306,600	68,571,090
Range Resources Corp	795,200	29,454,208
		119,928,406
Financials - 14.4%
Banks - 2.5%
Huntington Bancshares Inc/OH	1,962,200	33,749,840
JPMorgan Chase & Co	265,600	70,994,880
M&T Bank Corp	355,300	71,500,572
		176,245,292
Capital Markets - 2.4%
Intercontinental Exchange Inc	461,200	73,713,596
Morgan Stanley	661,900	91,626,817
		165,340,413
Consumer Finance - 1.2%
Capital One Financial Corp	402,100	81,911,791
Financial Services - 6.9%
Fiserv Inc (b)	299,400	64,682,376
Mastercard Inc Class A	397,700	220,894,511
Rocket Cos Inc Class A (b)(c)	1,522,500	19,183,500
Shift4 Payments Inc Class A (b)(c)	105,500	12,644,175
Toast Inc Class A (b)	1,225,100	50,131,092
Visa Inc Class A	323,800	110,674,840
		478,210,494
Insurance - 1.4%
Arthur J Gallagher & Co	330,241	99,673,339
TOTAL FINANCIALS		1,001,381,329

Health Care - 16.0%
Biotechnology - 5.1%
AbbVie Inc	590,600	108,611,341
Adamas Pharmaceuticals Inc rights (b)(f)	1,379,600	27,592
Adamas Pharmaceuticals Inc rights (b)(f)	1,379,600	27,592
Alnylam Pharmaceuticals Inc (b)	253,200	68,695,692
Arcellx Inc (b)	63,800	4,346,694
Beam Therapeutics Inc (b)(c)	82,900	2,148,768
Biogen Inc (b)	103,300	14,867,969
Blueprint Medicines Corp (b)	31,800	3,578,454
Cytokinetics Inc (b)	117,300	5,801,658
Exact Sciences Corp (b)	1,124,000	63,000,200
Gilead Sciences Inc	554,200	53,868,240
Hookipa Pharma Inc (b)	91,620	179,575
Insmed Inc (b)	83,200	6,371,456
Krystal Biotech Inc (b)	19,100	3,051,034
Moderna Inc (b)	231,600	9,129,672
Seres Therapeutics Inc (b)(c)	330,500	279,239
Vor BioPharma Inc (b)	610,405	866,775
XOMA Royalty Corp (b)	296,000	7,876,560
Health Care Equipment & Supplies - 4.8%
Align Technology Inc (b)	191,300	41,915,743
Boston Scientific Corp (b)	2,288,500	234,250,860
Ceribell Inc	67,100	1,543,971
Hologic Inc (b)	370,100	26,699,014
Penumbra Inc (b)	114,985	30,697,545
		335,107,133
Health Care Providers & Services - 3.0%
HealthEquity Inc (b)	475,600	52,515,752
Humana Inc	171,300	50,230,299
UnitedHealth Group Inc	191,900	104,103,831
		206,849,882
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	76,200	17,774,412
Life Sciences Tools & Services - 2.1%
10X Genomics Inc Class A (b)	165,963	2,489,445
Bio-Techne Corp	217,800	16,019,190
Bruker Corp	643,248	37,404,871
Codexis Inc (b)(c)	970,508	4,066,429
Danaher Corp	228,439	50,882,503
Thermo Fisher Scientific Inc	59,200	35,386,800
		146,249,238
Pharmaceuticals - 0.8%
Eli Lilly & Co	4,700	3,812,076
Royalty Pharma PLC Class A	1,577,800	49,826,924
Zevra Therapeutics Inc (b)(c)	414,700	3,251,248
		56,890,248
TOTAL HEALTH CARE		1,115,599,424

Industrials - 13.0%
Aerospace & Defense - 1.4%
GE Aerospace	467,200	95,107,904
Loar Holdings Inc (c)	6,400	508,672
		95,616,576
Building Products - 0.4%
Simpson Manufacturing Co Inc	198,200	33,297,600
Electrical Equipment - 1.6%
GE Vernova Inc	291,925	108,852,994
Ground Transportation - 1.0%
Uber Technologies Inc (b)	1,089,000	72,799,650
Machinery - 4.9%
Allison Transmission Holdings Inc	590,900	69,454,386
Deere & Co	253,700	120,903,272
Ingersoll Rand Inc	874,545	82,032,321
Westinghouse Air Brake Technologies Corp	335,600	69,777,952
		342,167,931
Professional Services - 2.9%
Equifax Inc	408,900	112,357,542
KBR Inc	1,031,000	56,107,020
UL Solutions Inc Class A	618,200	33,327,162
		201,791,724
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	293,400	52,967,338
TOTAL INDUSTRIALS		907,493,813

Information Technology - 18.9%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd (b)	1,086,797	45,265,095
Jabil Inc	259,100	42,080,430
		87,345,525
Semiconductors & Semiconductor Equipment - 7.6%
Astera Labs Inc (b)	12,000	1,217,040
Broadcom Inc	168,800	37,350,376
NVIDIA Corp	3,798,060	456,033,065
SiTime Corp (b)	160,652	32,805,138
		527,405,619
Software - 6.6%
Appfolio Inc Class A (b)	14,200	3,321,522
Asapp Inc warrants 8/28/2028 (b)(f)(g)	1,620,156	2,349,226
DocuSign Inc (b)	568,200	54,961,986
HubSpot Inc (b)	73,300	57,139,549
Manhattan Associates Inc (b)	116,648	24,331,606
Microsoft Corp	709,810	294,613,740
Nutanix Inc Class A (b)	93,049	6,398,514
OpenAI Global LLC rights (b)(f)(g)	3,900,800	3,900,800
Zeta Global Holdings Corp Class A (b)	535,300	9,822,755
		456,839,698
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	1,022,308	241,264,688
TOTAL INFORMATION TECHNOLOGY		1,312,855,530

Materials - 2.6%
Chemicals - 0.3%
Sherwin-Williams Co/The	53,900	19,304,824
Construction Materials - 1.0%
Eagle Materials Inc	42,700	10,962,798
Martin Marietta Materials Inc	103,200	56,153,184
		67,115,982
Containers & Packaging - 0.8%
International Paper Co (c)	1,052,200	58,533,886
Metals & Mining - 0.5%
Carpenter Technology Corp	171,200	33,051,872
TOTAL MATERIALS		178,006,564

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	112,200	8,886,239
Zillow Group Inc Class C (b)	590,200	48,526,244
		57,412,483
TOTAL UNITED STATES		6,058,147,458
TOTAL COMMON STOCKS (Cost $4,525,038,438)		6,750,597,712

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (f)(g)(h) (Cost $1,333,500)	1,333,500	1,307,363

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(f)(g)	677	866,621
Canva Inc Series A2 (b)(f)(g)	123	157,451

TOTAL AUSTRALIA		1,024,072
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (f)(g)	41,000	518,650
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(f)(g)	153,900	446,309
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc (f)(g)	129,596	3,255,452
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(f)(g)	513,013	1,077,327
Asapp Inc Series D (b)(f)(g)	2,823,822	5,054,642
xAI Corp Series C (f)(g)	227,600	4,927,540
		11,059,509
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(f)(g)	110,923	1,539,611
Illuminated Holdings Inc Series C3 (b)(f)(g)	138,654	1,924,518
Illuminated Holdings Inc Series C4 (b)(f)(g)	37,518	520,750
Illuminated Holdings Inc Series C5 (b)(f)(g)	75,216	1,043,998
		5,028,877
TOTAL UNITED STATES		20,308,797
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,587,910)		21,332,869

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (f)(g)(h) (Cost $1,724,100)	1,724,100	1,948,923

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	192,899,274	192,937,854
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	104,100,026	104,110,436
TOTAL MONEY MARKET FUNDS (Cost $297,048,290)			297,048,290

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,860,732,238)	7,072,235,157
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(105,481,689)
NET ASSETS - 100.0%	6,966,753,468

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,458,123 or 0.5% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $32,458,123 or 0.5% of net assets.

(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,949,471 or 0.5% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	523,193

Anduril Industries Inc	8/07/24	2,816,976

Asapp Inc Series C	4/30/21	3,384,398

Asapp Inc Series D	8/29/23	10,904,189

Asapp Inc warrants 8/28/2028	8/29/23	2

Canva Inc Series A	9/22/23	722,130

Canva Inc Series A2	9/22/23	131,199

ElevateBio LLC Series C	3/09/21	645,611

Epic Games Inc	3/29/21	4,056,840

Illuminated Holdings Inc 15%	6/14/23	1,333,500

Illuminated Holdings Inc 15%	9/27/23	1,724,100

Illuminated Holdings Inc Series C2	7/07/20	2,773,075

Illuminated Holdings Inc Series C3	7/07/20	4,159,620

Illuminated Holdings Inc Series C4	1/08/21	1,350,648

Illuminated Holdings Inc Series C5	6/16/21	3,249,331

OpenAI Global LLC rights	9/30/24	3,900,800

xAI Corp Series C	11/22/24	4,927,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	302	656,332,126	463,394,574	762,408	-	-	192,937,854	192,899,274	0.3%
Fidelity Securities Lending Cash Central Fund	30,070,303	162,479,709	88,439,576	19,827	-	-	104,110,436	104,100,026	0.4%
Total	30,070,605	818,811,835	551,834,150	782,235	-	-	297,048,290	296,999,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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